Authorization and Basis of Preparation - Additional Information (Detail) - $ / $	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Revenue And Expense Net [Line Items]
Employee benefits provision	36.00%	29.00%
Currency exchange rate	17.9667
U.S
Other Revenue And Expense Net [Line Items]
Currency exchange rate	17.9667	20.2683